Consolidated Statements of Changes in Total Equity - USD ($) $ in Thousands	Total	Convertible Preferred Units	Limited Partner	General Partner	Common Units Limited Partner	Common Units and Additional Paid-in Capital Limited Partner	Preferred Units Preferred Partner	Warrants	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interests	Redeemable Non-controlling Interest
Beginning balance at Dec. 31, 2015	$ 967,848	$ 252,498		$ 17,608		$ 629,264	$ 266,925		$ 696	$ 53,355	$ 3,173
Beginning balance (in units) at Dec. 31, 2015		10,438,000			107,027,000		11,000,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	17,750	$ 24,336		(267)		(12,952)	$ 21,500			9,469	2,389
Other comprehensive income (loss)	(1,500)								(1,500)
Other comprehensive income (note 12)	(77,494)	(10,750)		(480)		(45,904)	(21,500)			(9,610)	(4,600)
Payment-in-kind distributions (note 16)	15,239	12,739		630		15,869
Payment-in-kind distributions (note 16) (in units)			4,558,624		4,558,000
Distribution of capital to joint venture partner	750									750
Contribution from non-controlling interests	3,665			73		3,592
Distribution of capital to joint venture partner	144,812	83,453		3,058		127,957		$ 13,797
Conversion of Convertible Preferred Units (note 16)	47,171	$ (46,429)		889		46,282
Conversion of Convertible Preferred Units (note 16) (in units)		(1,921,000)			8,324,000
Proceeds from equity offerings, net of offering costs (note 16) (in units)		4,000,000			27,504,000
Repurchase of Convertible Preferred Units (note 16)	20,644	$ (20,644)		413		20,231
Proceeds from equity offerings, net of offering costs (note 16)			$ 0
Equity based compensation and other (note 17)	(289)	1,512		(6)		(283)
Equity based compensation and other (note 17) (in units)					101,000
Ending balance at Dec. 31, 2016	1,138,596	$ 271,237		20,658		784,056	$ 266,925	13,797	(804)	53,964	962
Ending balance (in units) at Dec. 31, 2016		12,517,000			147,514,000		11,000,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	(320,060)	$ 20,565		(5,770)		(339,501)	$ 21,500			3,711	53
Other comprehensive income (loss)	281								281
Other comprehensive income (note 12)	(59,235)	(10,205)		(31)		(28,857)	(21,500)			(8,847)	(1,044)
Payment-in-kind distributions (note 16)	18,988	14,022		(699)		19,687
Payment-in-kind distributions (note 16) (in units)					6,391,087
Distribution of capital to joint venture partner	6,000									6,000
Contribution from non-controlling interests	45,315			873		44,442
Distribution of capital to joint venture partner	625,387			588		504,851		119,948
Proceeds from equity offerings, net of offering costs (note 16) (in units)					256,000,000
Proceeds from equity offerings, net of offering costs (note 16)	19,971	$ 269,993	19,637	383		19,588
Repurchase of Convertible Preferred Units (note 16) (in units)		(12,517,000)
Equity based compensation and other (note 17)	(1,715)	$ 2,418		(6)		(189)		(1,520)
Equity based compensation and other (note 17) (in units)					140,000
Ending balance at Dec. 31, 2017	1,473,528	$ 0		15,996		1,004,077	$ 266,925	132,225	(523)	54,828	(29)
Ending balance (in units) at Dec. 31, 2017		0			410,045,000		11,000,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	(123,945)			(1,128)		(147,141)	$ 31,485			(7,161)
Other comprehensive income (loss)	7,884								7,884
Other comprehensive income (note 12)	(58,723)			(126)		(16,410)	(30,139)			(12,048)
Distribution of capital to joint venture partner	1,500									1,500
Distribution of capital to joint venture partner	116,003						$ 116,003
Proceeds from equity offerings, net of offering costs (note 16) (in units)							4,800,000
Proceeds from equity offerings, net of offering costs (note 16)			$ 0
Equity based compensation and other (note 17)	1,180			(3)		1,183					29
Equity based compensation and other (note 17) (in units)					270,000
Ending balance at Dec. 31, 2018	$ 1,459,124	$ 0		$ 15,055		$ 883,090	$ 384,274	$ 132,225	$ 7,361	$ 37,119	$ 0
Ending balance (in units) at Dec. 31, 2018		0			410,315,000		15,800,000